UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 1, 2022 to November 30, 2022

Commission File Number of issuing entity:	333-224689-01, 333-257355-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-224689, 333-257355
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class

SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance	November 2022	October 2022	September 2022	3-Month Avg
Gross Trust Yield	27.31%	27.08%	26.53%	26.97%
Gross Charge-Off Rate	3.84%	3.69%	3.27%	3.60%
Net Charge Off Rate	2.81%	2.71%	2.40%	2.64%
SynchronySeries Excess Spread Percentage	18.83%	18.75%	18.62%	18.73%
Payment Rate	24.11%	24.22%	24.57%	24.30%

Delinquency Data
1-29 Days Delinquent	2.14%	2.08%	2.10%	2.11%
30-59 Days Delinquent	0.63%	0.64%	0.62%	0.63%
60-89 Days Delinquent	0.49%	0.48%	0.46%	0.48%
90-119 Days Delinquent	0.42%	0.41%	0.38%	0.40%
120-149 Days Delinquent	0.36%	0.33%	0.31%	0.33%
150-179 Days Delinquent	0.28%	0.28%	0.26%	0.27%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$7.0	$6.9	$7.0	$7.0

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2021	2022
January	28	28
February	28	28
March	29	28
April	27	26
May	28	30
June	29	28
July	25	28
August	30	29
September	28	27
October	28	28
November	28	29
December	28	25

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of October 31, 2022 for each of the program partners included in the trust portfolio, except for the “Composition by VantageScore Credit Score Range” table, which summarizes the trust portfolio based on cardholders’ statement balances for October 2022 by VantageScore credit score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

• Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

• Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Program Partner of the Trust Portfolio

Program Partner	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Sam’s Club Dual Card	$2,026,399,431	28.2%	1,286,844	20.5%
TJX Dual Card	1,442,212,586	20.1%	1,797,536	28.7%
Lowe’s Private Label Credit Card	1,194,355,341	16.6%	1,166,604	18.6%
Amazon Private Label Credit Card	773,657,265	10.8%	882,591	14.1%
PayPal Dual Card	692,319,102	9.6%	407,626	6.5%
Synchrony MasterCard	408,264,975	5.7%	205,370	3.3%
American Eagle Dual Card	322,100,785	4.5%	276,722	4.4%
JCPenney Dual Card	199,221,111	2.8%	148,240	2.4%
Dick’s Sporting Goods Dual Card	103,927,508	1.4%	85,778	1.4%
Other	22,515,155	0.3%	15,709	0.3%
Total	$7,184,973,258	100.0%	6,273,020	100.0%

Composition by Account Balance Range of the Trust Portfolio

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(13,658,055)	-0.2%	115,056	1.8%
No Balance	-	0.0%	1,634,160	26.1%
$0.01-$500.00	362,835,273	5.0%	1,894,789	30.2%
$500.01-$1,000.00	510,010,266	7.1%	701,926	11.2%
$1,000.01-$2,000.00	1,093,577,206	15.2%	752,571	12.0%
$2,000.01-$3,000.00	1,006,632,378	14.0%	409,813	6.5%
$3,000.01-$4,000.00	852,437,801	11.9%	245,869	3.9%
$4,000.01-$5,000.00	734,106,663	10.2%	164,036	2.6%
$5,000.01-$6,000.00	627,153,526	8.7%	114,523	1.8%
$6,000.01-$7,000.00	500,702,991	7.0%	77,334	1.2%
$7,000.01-$8,000.00	431,437,279	6.0%	57,664	0.9%
$8,000.01-$9,000.00	308,165,778	4.3%	36,403	0.6%
$9,000.01-$10,000.00	279,908,679	3.9%	29,465	0.5%
$10,000.01-$15,000.00	406,938,014	5.7%	34,844	0.6%
$15,000.01-$20,000.00	58,533,422	0.8%	3,497	0.1%
$20,000.01 or more	26,192,037	0.4%	1,070	0.0%
Total	$7,184,973,258	100.0%	6,273,020	100.0%

Composition by Credit Limit Range of the Trust Portfolio

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$29,015,350	0.4%	199,657	3.2%
$500.01-$1,000.00	96,060,397	1.3%	237,728	3.8%
$1,000.01-$2,000.00	414,257,198	5.8%	680,071	10.8%
$2,000.01-$3,000.00	520,402,640	7.2%	745,635	11.9%
$3,000.01-$4,000.00	525,597,581	7.3%	640,809	10.2%
$4,000.01-$5,000.00	537,647,089	7.5%	505,976	8.1%
$5,000.01-$6,000.00	552,751,978	7.7%	430,777	6.9%
$6,000.01-$7,000.00	505,643,400	7.0%	373,578	6.0%
$7,000.01-$8,000.00	621,742,471	8.7%	421,725	6.7%
$8,000.01-$9,000.00	414,137,869	5.8%	317,478	5.1%
$9,000.01-$10,000.00	981,847,189	13.7%	629,012	10.0%
$10,000.01-$20,000.00	1,834,371,915	25.5%	1,046,958	16.7%
$20,000.01 or more	151,498,182	2.1%	43,616	0.7%
Total	$7,184,973,258	100.0%	6,273,020	100.0%

Composition by Account Age Range of the Trust Portfolio

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	-	0.0%	-	0.0%
Over 12 Months to 24 Months	179,063,927	2.5%	275,243	4.4%
Over 24 Months to 36 Months	384,257,140	5.3%	507,054	8.1%
Over 36 Months to 48 Months	759,455,838	10.6%	764,078	12.2%
Over 48 Months to 60 Months	685,318,506	9.5%	623,799	9.9%
Over 60 Months to 72 Months	908,121,842	12.6%	849,153	13.5%
Over 72 Months to 84 Months	1,195,814,247	16.6%	841,055	13.4%
Over 84 Months to 96 Months	853,986,948	11.9%	656,169	10.5%
Over 96 Months to 108 Months	761,519,209	10.6%	584,978	9.3%
Over 108 Months to 120 Months	588,536,431	8.2%	444,570	7.1%
Over 120 Months	868,899,171	12.1%	726,921	11.6%
Total	$7,184,973,258	100.0%	6,273,020	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of October 31, 2022 for each of the program partners included in the trust portfolio. Since the largest number of cardholders (based on billing addresses) whose accounts are designated for the trust portfolio were in the five states listed below, adverse economic conditions affecting cardholders residing in those areas could affect timely payment by the related cardholders of amounts due on the accounts and, accordingly, the rate of delinquencies and losses for the trust portfolio.

Composition by Billing Address of the Trust Portfolio

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$630,553,643	8.8%	487,228	7.8%
California	596,739,208	8.3%	565,720	9.0%
Florida	546,554,611	7.6%	504,961	8.0%
New York	434,244,923	6.0%	408,640	6.5%
Pennsylvania	382,244,808	5.3%	343,754	5.5%
Other	4,594,636,063	63.9%	3,962,717	63.2%
Total	$7,184,973,258	100.0%	6,273,020	100.0%

Composition by Delinquency Status of the Trust Portfolio

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$6,882,183,389	95.8%	6,137,686	97.8%
1 – 29 Days	149,770,982	2.1%	79,177	1.3%
30 – 59 Days	45,775,379	0.6%	18,687	0.3%
60 – 89 Days	34,213,200	0.5%	12,617	0.2%
90 – 119 Days	29,395,272	0.4%	10,215	0.2%
120 – 149 Days	23,689,137	0.3%	8,241	0.1%
150 or More Days	19,945,899	0.3%	6,397	0.1%
Total	$7,184,973,258	100.0%	6,273,020	100.0%

Composition by VantageScore Credit Score

In determining whether to grant credit to a potential account holder, the bank scores each application based on the applicant’s credit bureau report using industry (such as a VantageScore credit score or other credit scores) and proprietary credit and fraud models and bankruptcy scorecards. VantageScore credit scores or equivalent are obtained at origination of the account and are refreshed, at a minimum quarterly, to assist in predicting customer behavior. The bank may use alternative data sources to assess applicants for whom a credit score is not available.

A VantageScore credit score is a measurement derived from a proprietary credit scoring method owned by VantageScore Solutions, LLC to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although VantageScore Solutions, LLC discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit. VantageScore credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score. VantageScore credit scores for any one individual may be determined by up to three independent credit bureaus and may vary by credit bureau.

VantageScore credit scores are based on independent, third-party information, the accuracy of which we cannot verify. VantageScore credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general.

VantageScore credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by VantageScore Solutions, LLC. Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables based on cardholders’ statement balances for October 2022, and the composition of accounts by VantageScore credit score as most recently refreshed:

Composition by VantageScore Credit Score Range of the Trust Portfolio

VantageScore Credit Score Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$325,965,885	4.5%
600 to 659	1,229,471,075	17.1%
660 to 719	2,127,020,684	29.6%
720 and above	3,489,590,179	48.6%
No Score	12,925,436	0.2%
Total	$7,184,973,258	100.0%

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the ten months ended October 31, 2022 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Ten Months Ended October 31, 2022
Lowest Month	22.73%
Highest Month	26.07%
Monthly Average	24.94%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Ten Months Ended October 31, 2022
Less than Minimum Payment	6.40%
Minimum Payment	14.04%
Greater than Minimum Payment, Less than Full Payment	37.25%
Full Payment or Greater than Full Payment	42.31%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below. For purposes of the tables in this section, Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated and Average Accounts Outstanding is the average of the number of accounts as of the first day of each Monthly Period in the period indicated.

Loss Experience
(Dollars in Thousands)

Ten Months Ended October 31, 2022
Average Principal Receivables Outstanding	$7,031,299
Gross Principal Charge-Offs	$195,074
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	3.33%
Less: Recoveries	$54,528
Net Principal Charge-Offs	$140,546
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	2.40%
Gross Charge-Off Accounts	82,896
Average Accounts Outstanding	6,576,730
Gross Charge-Off Accounts as a Percentage of Average Accounts Outstanding (Annualized)	1.51%

Receivables Delinquency Experience
(Dollars in Thousands)

	As of October 31, 2022
	Receivables	Percentage of Receivables Outstanding
Receivables Outstanding	$6,976,948
Receivables Delinquent:
30-59 Days	45,775	0.64%
60-89 Days	34,213	0.48%
90-119 Days	29,395	0.41%
120-149 Days	23,689	0.33%
150-179 Days	19,940	0.28%
180 or More Days	6	0.00%
Total	$153,019	2.13%

Account Delinquency Experience

	As of October 31, 2022
	Accounts	Percentage of Total Accounts Outstanding
Accounts Outstanding	6,273,020
Accounts Delinquent:
30-59 Days	18,687	0.30%
60-89 Days	12,617	0.20%
90-119 Days	10,215	0.16%
120-149 Days	8,241	0.13%
150-179 Days	6,395	0.10%
180 or More Days	1	0.00%
Total	56,156	0.90%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the twelve months ended October 31, 2022, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 1.97%.

The net revenues collected from finance charges, fees, interchange and recoveries related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, cash advance fees and miscellaneous fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below. For purposes of the table in this section, Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated.

Revenue Experience
(Dollars in Thousands)

Ten Months Ended October 31, 2022
Average Principal Receivables Outstanding	$7,031,299
Collected Finance Charges, Fees, Interchange and Recoveries	$1,520,222
Collected Finance Charges Fees, Interchange and Recoveries as a Percentage of Average Principal Receivables Outstanding (Annualized)	25.94%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus, dated as of July 11, 2022 (and filed on July 13, 2022) (the “Prospectus”), has not materially changed. The following information supplements such previously filed information:

•	The depositor has reviewed the credit line decisions made by the Credit Solutions group that were identified by the bank’s surveillance team as specified above between January 1, 2017 and September 30, 2022 for credit line decisions relating to the bank’s sales platforms that were exceptions to its underwriting guidelines. Some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. Based on the depositor's review, the number of credit line decisions for which exceptions were identified represents less than 0.10% of accounts for which credit was granted during such time period.

D.	Repurchase of Receivables

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2022 through November 30, 2022. The most recent Form ABS-15G filed by the Securitizer was filed on February 7, 2022. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: December 15, 2022	By:	/s/ Chris Coffey
	Name:	Chris Coffey
	Title:	Vice President